Business and credit concentrations	12 Months Ended
Mar. 31, 2014
Business and credit concentrations
Business and credit concentrations

23                                  Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2012		2013		2014		2014
	RMB	%	RMB	%	RMB	%	US$	%

Shanghai Qiangzhi Biological Technology Co., Ltd.	3,619	11	11,152	22	7,195	11	1,157	11
Hangzhou Baitong Biological Technology Co., Ltd.	5,490	16	7,783	15	—	—	—	—
Cesca Therapeutics Inc.	—	—	—	—	10,841	17	1,744	17
China Bright Group Co. Limited	—	—	—	—	14,336	23	2,306	23
Beijing Zhu You Ying Kang Technology Development Co., Ltd.	8,340	25	—	—	—	—	—	—
Beijing Probe Biological Technology Co., Ltd.	3,389	10	—	—	—	—	—	—
Total	20,838	62	18,935	37	32,372	51	5,207	51

As of March 31, 2013 and 2014, there is no individual accounts payable due to major suppliers exceeded 10% of outstanding accounts payable balance.